As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007
Country VP Growth Fund
(unaudited)

		Shares	Value
COMMON STOCKS - 96.66%
Consumer Discretionary - 9.29%
Best Buy Co, Inc.		3,200	$147,264
Carter's, Inc. (a)		8,600	171,570
Gentex Corporation		16,550	354,832
H & R Block, Inc.		6,000	127,080
The Home Depot, Inc.		5,950	193,018
Limited Brands		7,500	171,675
Target Corporation		3,100	197,067
			1,362,506
Consumer Staples - 12.06%
Altria Group, Inc.		2,850	198,160
Archer-Daniels-Midland Company		5,900	195,172
CVS Caremark Corporation		8,500	336,855
McCormick & Company		3,500	125,895
The Procter & Gamble Company		5,600	393,904
Sysco Corporation		7,000	249,130
Wal-Mart Stores, Inc.		6,200	270,630
			1,769,746
Energy - 12.79%
Apache Corporation		2,300	207,138
Chesapeake Energy Corp.		4,500	158,670
ChevronTexaco Corp.		1,900	177,802
ConocoPhillips		3,400	298,418
Exxon Mobil Corporation		4,400	407,264
Halliburton Company		8,700	334,080
Schlumberger Limited (b)		2,800	294,000
			1,877,372
Financials - 14.78%
ACE Limited (b)		3,600	218,052
AFLAC INCORPORATED		3,700	211,048
American Express Company		3,000	178,110
American International Group, Inc.		4,200	284,130
Bank of America Corporation		2,353	118,285
The Bank of New York Company, Inc.		3,113	137,408
Citigroup Inc.		6,600	308,022
JPMorgan Chase & Co.		5,100	233,682
MGIC Investment Corporation		6,800	219,708
Wells Fargo & Company		7,300	260,026
			2,168,471
Health Care - 12.16%
Abbott Laboratories		4,150	222,523
Amgen Inc. (a)		3,200	181,024
Forest Laboratories, Inc. (a)		3,600	134,244
Johnson & Johnson		4,900	321,930
Medco Health Solutions, Inc. (a)		2,300	207,897
Medtronic, Inc.		5,300	298,973
Pfizer Inc.		9,000	219,870
Wellpoint Inc. (a)		2,500	197,300
			1,783,761
Industrials - 11.56%
3M Co.		2,800	262,024
Caterpillar Inc.		2,650	207,840
Emerson Electric Co.		3,600	191,592
FedEx Corp.		1,600	167,600
General Electric Company		11,000	455,400
Illinois Tool Works, Inc.		4,400	262,416
Monster Worldwide, Inc. (a)		4,400	149,864
			1,696,736
Information Technology - 16.02%
Cisco Systems, Inc. (a)		6,500	215,215
EMC Corporation (a)		7,100	147,680
Intel Corporation		14,200	367,212
International Business Machines Corporation		1,500	176,700
Intuit Inc. (a)		7,100	215,130
Iron Mountain, Inc. (a)		4,875	148,590
Microsoft Corporation		9,250	272,505
Nokia Corp. - ADR		6,700	254,131
Oracle Corp. (a)		7,300	158,045
QUALCOMM Inc.		4,450	188,057
Western Union Company		9,900	207,603
			2,350,868
Materials - 2.75%
Alcoa Inc.		4,600	179,952
Newmont Mining Corporation		5,000	223,650
			403,602
Telecommunication Services - 3.47%
AT&T, Inc.		7,000	296,170
Verizon Communications Inc.		4,800	212,544
			508,714
Utilities - 1.78%
Dominion Resources Inc.		3,100	261,330
TOTAL COMMON STOCKS (Cost $11,464,772)			14,183,106

SHORT TERM INVESTMENTS - 2.69%
Money Market Funds - 2.69%
Janus Money Market Fund		395,137	395,137
TOTAL SHORT TERM INVESTMENTS (Cost $395,137)			395,137

Total Investments - 99.35% (Cost $11,859,909) (c)			14,578,243
Other Assets in Excess of Liabilities - 0.65%			95,691
TOTAL NET ASSETS - 100.00%			$14,673,934

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes
	at September 30, 2007 was as follows*:

Cost of investments		$ 11,859,909
	Gross unrealized appreciation	3,174,611
	Gross unrealized depreciation	(456,277)
	Net unrealized appreciation	$ 1,892,658

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the
Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007
Country VP Bond Fund
(unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.01%
CIT Equipment Collateral
5.050%, 04/20/2014	$200,000	$200,840
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	69,145
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	148,845
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	97,258
Residential Asset Securities Corporation
4.767%, 10/25/2032	141,589	139,232
TOTAL ASSET BACKED SECURITIES (Cost $657,483)		655,320

CORPORATE BONDS - 15.51%
Abbott Labs
5.600%, 05/15/2011	100,000	101,855
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $99,789) (a)	100,000	99,365
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	105,889
Citigroup, Inc.
5.500%, 08/27/2012	100,000	101,111
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	195,760
3.000%, 06/27/2018 (b)	250,000	237,167
GTE South, Inc.
6.000%, 02/15/2008	200,000	200,393
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	197,834
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	157,036
International Bank Reconstruction & Development
6.000%, 03/04/2020 (b) (d)	200,000	159,000
Johnson & Johnson
5.150%, 08/15/2012	175,000	177,848
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	78,486
Perforadora Centrale
5.240%, 12/15/2018 (d)	76,673	78,447
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	198,793
Vessel Management Services Inc.
4.960%, 11/15/2027	82,000	81,288
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	218,579
Wells Fargo Company
4.875%, 01/12/2011	150,000	148,589
TOTAL CORPORATE BONDS (Cost $2,567,275)		2,537,440

MORTGAGE BACKED SECURITIES - 36.71%
Bank of America Mortgage Securities
5.250%, 10/25/2020	117,372	116,039
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	64,285	63,280
6.000%, 11/25/2036	100,000	97,707
Federal Home Loan Bank
4.840%, 01/25/2012	71,801	72,420
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	96,059	98,671
4.000%, 11/15/2018	500,000	455,758
5.000%, 11/15/2018	200,000	195,621
5.750%, 12/15/2018	73,591	74,039
5.000%, 10/01/2020	118,833	116,514
5.000%, 10/15/2031	150,000	145,483
Federal National Mortgage Association
3.500%, 09/01/2013	94,348	90,830
5.000%, 02/01/2014	122,901	122,731
5.500%, 09/01/2025	155,539	153,664
5.500%, 02/01/2033	120,189	118,100
5.290%, 11/25/2033	150,000	149,905
5.500%, 12/01/2035	123,805	121,413
6.500%, 02/25/2044	64,328	66,578
6.500%, 05/25/2044	64,622	66,814
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	148,382	147,269
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	138,603	136,762
Government National Mortgage Association
4.500%, 05/20/2014	163,192	159,015
5.500%, 10/20/2015	180,292	181,300
4.104%, 03/16/2018	134,385	132,318
4.116%, 03/16/2019	104,607	103,059
4.031%, 01/16/2021	174,874	171,732
3.727%, 03/16/2027	86,050	84,034
6.000%, 12/15/2031	67,828	68,456
6.000%, 02/15/2032	91,941	92,735
7.000%, 07/15/2032	66,292	69,404
5.000%, 07/15/2033	319,507	309,640
4.828%, 11/16/2033	500,000	476,295
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	297,679
Mortgage IT Trust
4.250%, 02/25/2035 (b)	69,478	67,464
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $35,214) (a)	33,242	34,230
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $62,629) (a)	59,723	61,394
Residential Asset Securitization Trust
4.750%, 02/25/2019	98,629	95,146
5.080%, 11/01/2022	68,195	68,202
5.570%, 03/01/2026	92,566	93,774
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	50,226
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	443,540
5.230%, 07/15/2041 (b)	75,000	74,485
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	95,205	92,865
5.597%, 07/25/2036 (b)	168,931	168,497
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,076,113)		6,005,088

U.S. GOVERNMENT AGENCY ISSUES - 15.07% (c)
Federal Home Loan Bank
4.250%, 11/27/2009 (b)	150,000	149,926
5.000%, 07/23/2013 (b)	100,000	99,985
4.500%, 07/02/2015 (b)	500,000	487,929
4.000%, 03/30/2016 (b)	50,000	49,531
4.250%, 06/19/2018 (b)	100,000	97,625
4.500%, 06/19/2018 (b)	100,000	97,635
4.000%, 06/26/2018 (b)	375,000	367,117
4.500%, 06/26/2018 (b)	150,000	146,698
4.000%, 07/09/2018 (b)	100,000	96,854
4.250%, 07/17/2018 (b)	220,000	213,724
4.500%, 07/23/2018 (b)	50,000	49,076
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	246,340
Government National Mortgage Association
6.000%, 10/15/2036	271,042	272,862
New Valley Generation IV
4.687%, 01/15/2022	91,747	89,218
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,429,199)		2,464,520

U.S. TREASURY OBLIGATIONS - 26.03%
U.S. Treasury Bond - 3.78%
7.500%, 11/15/2016	200,000	242,953
5.375%, 02/15/2031	350,000	374,664
		617,617
U.S. Treasury Inflation Index Bond - 1.02%
2.375%, 01/15/2025	165,762	167,225
U.S. Treasury Inflation Index Note - 4.65%
3.000%, 07/15/2012	463,412	482,310
1.875%, 07/15/2013	113,416	111,608
2.000%, 01/15/2014	169,103	166,672
		760,590
U.S. Treasury Notes - 16.58%
3.375%, 11/15/2008	1,000,000	993,281
4.375%, 11/15/2008	100,000	100,391
4.500%, 11/15/2010	100,000	101,367
4.750%, 05/31/2012	1,000,000	1,022,734
4.250%, 11/15/2013	300,000	299,133
4.000%, 02/15/2015	100,000	97,289
4.250%, 08/15/2015	100,000	98,547
		2,712,742
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,273,401)		4,258,174

	Shares
SHORT TERM INVESTMENTS - 1.98%
Money Market Funds - 1.98%
Janus Money Market Fund	324,719	324,719
TOTAL SHORT TERM INVESTMENTS (Cost $324,719)		324,719

Total Investments - 99.31% (Cost $16,328,190) (e)		16,245,261
Other Assets in Excess of Liabilities - 0.69%		112,285
TOTAL NET ASSETS - 100.00%		$16,357,546

Percentages are stated as a percent of net assets.
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on September 30, 2007.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d) Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$ 16,328,190
Gross unrealized appreciation	94,163
Gross unrealized depreciation	(177,092)
Net unrealized appreciation	$ (82,929)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the
Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)                /s/ Philip T. Nelson
Philip T. Nelson, President

Date       11/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Philip T. Nelson
Philip T. Nelson, President

Date      11/27/2007

By (Signature and Title)*              /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date     11/27/2007

* Print the name and title of each signing officer under his or her signature.